INTANGIBLE ASSETS - NET (Details 1) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Years Ending, December 31
2015	$ 1,797,775	$ 3,594,370
2016	3,039,545	3,236,524
2017	1,442,485	1,546,943
2018	9,871
Total	$ 6,289,676	$ 8,377,837	$ 1,534,780